Note 4 - Loans and Related Allowance for Loan Losses - Major Classifications of Net Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable Gross	$ 609,140	$ 533,710
Less allowance for loan and lease losses	(6,598)	(6,385)	$ (6,846)
Net loans	602,542	527,325
Commercial And Industrial [Member]
Financing Receivable Gross	60,630	42,536
Less allowance for loan and lease losses	(448)	(867)	(642)
Real Estate Construction Porfolio Segment [Member]
Financing Receivable Gross	23,709	22,137
Less allowance for loan and lease losses	(172)	(276)	(868)
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable Gross	270,830	232,478
Less allowance for loan and lease losses	(2,818)	(3,139)	(3,703)
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Financing Receivable Gross	249,490	231,701
Less allowance for loan and lease losses	(3,135)	(2,078)	(1,576)
Consumer Portfolio Segment [Member]
Financing Receivable Gross	4,481	4,858
Less allowance for loan and lease losses	$ (25)	$ (25)	$ (57)